Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
CURRENT ASSETS
Cash and cash equivalents (Note 4)	$ 65,547	$ 69,644
Accounts receivable (net)
Trade (Note 5)	17,154	14,417
Other	5,324	3,967
Prepaid expenses and other	2,814	1,968
Inventory (Note 6)	413
Deferred income taxes (Note 17)	12,420	11,654
	103,672	101,650
CAPITAL ASSETS (Note 8)	9,287	7,309
GOODWILL (Note 9)	68,005	56,742
INTANGIBLE ASSETS (Note 10)	46,681	40,703
DEFERRED INCOME TAXES (Note 17)	31,279	34,865
	258,924	241,269
CURRENT LIABILITIES
Accounts payable	5,250	4,992
Accrued liabilities (Note 11)	12,247	11,342
Income taxes payable (Note 17)	1,318	471
Deferred revenue	6,636	6,310
Other liabilities	70	67
	25,521	23,182
DEFERRED REVENUE	1,718	1,665
INCOME TAX LIABILITY (Note 17)	3,277	2,468
DEFERRED INCOME TAXES (Note 17)	9,754	8,267
OTHER LIABILITIES	98	172
	40,368	35,754
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 12)
SHAREHOLDERS’ EQUITY
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 62,432,727 at January 31, 2012 (January 31, 2011 – 61,741,702) (Note 13)	90,924	88,148
Additional paid-in capital	452,424	452,300
Accumulated other comprehensive (loss) income	(63)	1,822
Accumulated deficit	(324,729)	(336,755)
	218,556	205,515
	$ 258,924	$ 241,269